GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

As of September 30, 2025, the Company had an accumulated deficit of $22,024,564 and had not yet generated consistent positive cash flow from operations sufficient to cover ongoing expenses. During the nine months ended September 30, 2025, the Company had net income of $6,445,111. The working capital surplus as of September 30, 2025, was $7,996,828. However, the Company experienced negative cash flow from operations of $265,490 as of September 30, 2025, and the Company’s Days Sales Outstanding (DSO) was approximately 90 days. The elevated DSO reflects longer collection cycles associated with certain clients and may affect near-term liquidity. Management continues to prioritize accounts receivable collections and has instituted updated payment terms and follow-up procedures to reduce DSO in future quarters.

As a result, our independent auditors included an explanatory paragraph in their report on the audited financial statements for the fiscal years ended December 31, 2024, and 2023, expressing substantial doubt about the Company’s ability to continue as a going concern.

Our financial statements include additional disclosures outlining the factors contributing to this assessment. They do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities, which may be necessary if the Company is unable to continue operations.

Management has evaluated the Company’s ability to meet its obligations over the next twelve months by considering a range of factors, including general economic conditions, key industry indicators, operating performance, capital expenditures, future commitments, and overall liquidity. If the Company is unable to generate sufficient revenue by December 31, 2025, we will require additional capital from existing or new investors, as well as operational cash flow improvements.

Since its inception, the Company has sustained recurring losses and negative cash flows from operations until the fiscal year 2025, when the Company started generating net income. As of September 30, 2025, and December 31, 2024, the Company had $349,282 and $76,356 in cash. The Company believes that future cash flows may not be sufficient to meet its debt obligations as they become due in the ordinary course of business for the foreseeable future. Prior to the quarter ended September 30, 2025, the Company had experienced negative cash flow from operations and the ongoing requirement for substantial additional capital investment to develop its Eva Platform. The Company must raise additional capital to achieve its growth plan over the next twelve to twenty-four months. The Company expects to obtain additional funding through private equity or public markets. However, there can be no assurance about the availability or terms, such as financing and capital, that might be available.

The Company’s ability to continue as a going concern may depend on the success of management’s plans. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets or the amounts and liabilities that might be necessary if the Company cannot continue as a going concern.

To the extent the Company’s operations need to be improved to fund the Company’s capital requirements, the Company may attempt to enter into a revolving loan agreement with financial institutions or try to raise capital through the sale of additional capital stock or the issuance of debt.

The Company intends to continue its efforts to enhance revenue from its diversified portfolio of technological solutions, become cash flow positive, and raise funds through private placement offerings and debt financing as it increases its benefits beyond fiscal 2025.

NOTE 3 – GOING CONCERN

As of December 31, 2024, the Company had an accumulated deficit of $28,469,675 and has not yet generated significant revenues to achieve positive cash flow from operations sufficient to cover ongoing expenses. As a result, our independent auditors included an explanatory paragraph in their report on the audited financial statements for the fiscal years ended December 31, 2024, and 2023, expressing substantial doubt about the Company’s ability to continue as a going concern.

Our financial statements include additional disclosures outlining the factors contributing to this assessment. They do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities, which may be necessary if the Company is unable to continue operations.

Management has evaluated the Company’s ability to meet its obligations over the next twelve months by considering a range of factors, including general economic conditions, key industry indicators, operating performance, capital expenditures, future commitments, and overall liquidity. If the Company is unable to generate sufficient revenues by December 31, 2024, we will require additional capital through funding from existing or new investors, further cost reductions, and strategic adjustments to improve operational cash flow.

The accumulated deficit on December 31, 2024, and 2023 was $28,469,675 and $24,716,407, respectively.

During the fiscal year ended December 31, 2024, and 2023, the Company incurred a net loss of $3,753,268 and $6,610,119. The working capital surplus and deficit as of December 31, 2024, and 2023 were $1,560,391 and $652,446.

Since its inception, the Company has sustained recurring losses and negative cash flows from operations. As of December 31, 2024, the Company had $76,356 cash on hand. The Company believes that future cash flows may not be sufficient to meet its debt obligations as they become due in the ordinary course of business for the foreseeable future. The Company continues to experience negative cash flows from operations and the ongoing requirement for substantial additional capital investment to develop its Eva Platform. The Company must raise additional capital to accomplish its growth plan over twelve to twenty-four months. The Company expects to obtain additional funding through private equity or public markets. However, there can be no assurance about the availability or terms such as financing and capital might be available.

The Company’s ability to continue as a going concern may depend on the success of management’s plans. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets or the amounts and liabilities that might be necessary should the Company not continue as a going concern.

To the extent the Company’s operations need to be improved to fund the Company’s capital requirements, the Company may attempt to enter into a revolving loan agreement with financial institutions or try to raise capital through the sale of additional capital stock issuance of debt.

The Company intends to continue its efforts to enhance its revenue from its diversified portfolio of technological solutions, become cash flow positive, and raise funds through private placement offerings and debt financing. As the Company increases its customer base globally and accepts its Eva Platform, it intends to acquire long-lived assets that will provide a future economic benefit beyond fiscal 2024.